Note Receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Notes receivable
Notes receivable
The Company loans money to certain of its financial advisors which bear interest at various rates and have various maturities. Management establishes an allowance that it believes is sufficient to cover any probable losses. When establishing this allowance, management considers a number of factors, including its ability to collect from the financial advisor and the Company’s historical experience in collecting on such transactions.
The forgivable notes contain provisions for forgiveness of principal and accrued interest if the financial advisor meets specified revenue production levels or length of service. The forgiveness determination is made at specified intervals that coincide with scheduled principal and interest payments. The Company amortizes the principal balance of the forgivable notes as commission expense ratably over the contractual term of the notes. In the event the financial advisor does not meet the specified production level or is terminated, the scheduled principal and interest are due. The Company intends to hold the notes for the term of the agreements.
The Company monitors its outstanding notes on a monthly basis to identify potential credit loss and impairment. Notes receivable are considered impaired when, based upon current information and events, management estimates it is probable that the Company will be unable to collect amounts due according to the terms of the promissory note. Criteria used to determine if impairment exists include, but are not limited to: historical payment and collection experience of the individual loan, historical production levels, the probability of default on the loan, status of the representative’s affiliation agreement with the Company, and, or any regulatory or legal action related to the representative.
Amounts in the table below have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements. The Company had no notes receivable as of December 31, 2012. The Company’s notes receivable for the period September 25, 2013 through December 31, 2013, were as follows (in thousands):

December 31, 2013(1)
Beginning balance (September 25, 2013)	$8,547
Originated loans	5,636
Acquired loans	—
Collections	(363)
Forgiveness/amortization	(573)
Accretion	6
Write-off	17
Ending balance (December 31, 2013)	$13,270
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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
As of December 31, 2013, notes receivable included $11.1 million of forgivable loans and $2.2 million of payback loans. All of the Company’s outstanding notes receivable as of December 31, 2013 relate to First Allied.
Amounts in the table below have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements. The following table presents the Company’s allowance for uncollectible amounts due from financial advisors for the period ended December 31, 2013 (in thousands):

December 31, 2013(1)
Beginning balance (September 25, 2013)	$441
Provision for bad debt	—
Write-off	(17)
Total change	(17)
Ending balance (December 31, 2013)	$424
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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.